Correction of Immaterial Errors - Schedule of Consolidated Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Consolidated Statement of Financial Position [Line Items]
Debentures	R$ 2,795	R$ 10,376		R$ 42,832
Accumulated losses	(658,160)	(640,418)
Total shareholders’ deficit	R$ (176,337)	(157,203)	R$ (102,267)	R$ (113,714)
As Previously Reported [Member]
Schedule of Consolidated Statement of Financial Position [Line Items]
Debentures		7,992
Accumulated losses		(638,034)
Total shareholders’ deficit		(154,819)
Adjustment [Member]
Schedule of Consolidated Statement of Financial Position [Line Items]
Debentures		2,384
Accumulated losses		(2,384)
Total shareholders’ deficit		(2,384)
As Restated [Member]
Schedule of Consolidated Statement of Financial Position [Line Items]
Debentures		10,376
Accumulated losses		(640,418)
Total shareholders’ deficit		R$ (157,203)